Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Revenue (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Profit or loss [abstract]
Revenue from the sale of merchandise	€ 1,055.6	€ 813.1		€ 643.0
Revenue from the sale of services	7.2	0.6		1.4
Total	€ 1,062.8	€ 813.7	[1]	€ 644.4

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.